Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Properties	¥ 48,572,000	¥ 89,574,000
Lease liabilities
Non current	28,283,000	44,553,000
Current	22,941,000	47,030,000
Lease liabilities	51,224,000	91,583,000
Additions to the right-of-use assets during the year	¥ 21,612,000	¥ 76,534,000
Weighted average lessee's incremental borrowing rate	4.26%	4.79%